March 4, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli 787 Fund, Inc. (the “Trust”) File Nos. 333-141582/811-22041
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Prospectus for the above-named Trust does not differ from that contained in Post-Effective Amendment No. 7 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2011 (Accession No. 0000950123-11-019693).
Should you have any questions with respect to this filing, please contact the undersigned at (617) 248-3634.

Very truly yours,
/s/ Danielle Gladstone
Danielle Gladstone
Regulatory Administrator

cc:	B. Alpert — Gabelli Funds, LLC A. Mullady — Gabelli Funds, LLC R. Schwartz, Esq. — Paul, Hastings, Janofsky & Walker, LLP A. Lonergan H. Robichaud